Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Shareholders' Equity
SHAREHOLDERS’ EQUITY

A.    SHARE CAPITAL
Ordinary shares confer upon their holders voting rights and the right to receive dividends.

B.    2007 STOCK OPTION PLAN

In January 2007, Elbit Systems’ shareholders approved Elbit Systems’ 2007 Option Plan (the “Plan”). The purpose of the Plan was to provide the benefits arising from ownership of share capital by Elbit Systems’ and certain of its subsidiaries’ employees, who were expected to contribute to the Company’s future growth and success. The options were allocated, subject to the required approvals, in two tracks as follows: (i) Regular Options - up to 1,250,000 options exercisable into 1,250,000 shares of Elbit Systems in consideration for the exercise price, all or any portion of which may be granted as Incentive Stock Options (“Regular Options”) and (ii) Cashless Options - up to 1,250,000 options, which entitle the participant to exercise options for an amount reflecting only the benefit factor (“Cashless Options”). Each of the participants was granted an equal amount of Regular Options and Cashless Options. The exercise price for Israeli participants is the average closing price of an Elbit Systems share during 30 trading days preceding the options grant date. The exercise price of options granted to non-Israeli participants residing in the United States is the fair market value of the share on the day the options were granted.

According to the Plan, the options granted on a certain date (the “Commencement Date”) become vested and exercisable in accordance with the following vesting schedule:

(1)Fifty percent (50%) of the options are vested and exercisable from the second anniversary of the Commencement Date;

(2)An additional twenty-five percent (25%) of the options are vested and exercisable from the third anniversary of the Commencement Date; and
Note 21 -    SHAREHOLDERS’ EQUITY (Cont.)

B.    2007 STOCK OPTION PLAN (Cont.)

(3)The remaining twenty-five (25%) of the options are vested and exercisable from the fourth anniversary of the Commencement Date.

The options expire no later than five years from the date of grant.

Elbit Systems granted options to Israeli participants in accordance with the provisions of Section 102 of the Israel Tax Ordinance.

As of December 31, 2015, 96,426 Options were available for future grant under the Plan (regular and cashless).

C.    STOCK OPTION PLAN ACTIVITY

A summary of Elbit Systems’ share option activity under the stock option plan is as follows:

	2015		2014		2013
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding – beginning of the year	104,126	$46.81	267,600	$48.09	1,385,492	$36.95
Granted	—	—	—	—	21,000	39.60
Exercised	(66,050)	48.68	(148,974)	48.27	(1,094,592)	33.61
Forfeited	(1,500)	38.12	(14,500)	55.42	(44,300)	53.47
Outstanding – end of the year	36,576	$43.77	104,126	$46.81	267,600	$48.09
Options exercisable at the end of the year	23,700	$46.93	61,220	$50.04	190,300	$50.04

The aggregate intrinsic value represents the total intrinsic value (the difference between Elbit Systems’ closing stock price on the last trading day of the fourth quarter of the applicable fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, of that year. This amount changes, based on the market price of the Company’s stock and the average exercise price of in-the-money options. Aggregate intrinsic value of outstanding options as of December 31, 2015 and 2014 amounted to $584 and $1,451, respectively. In addition, the total intrinsic value of options exercised for the year ended December 31, 2015 was $730. As of December 31, 2015, there was $83 of total unrecognized compensation cost related to share-based compensation arrangements granted under Elbit Systems’ stock option plan. That cost is expected to be recognized over a weighted average period of one year.

As of December 31, 2015, 36,504 options were vested and expected to be vested at a weighted average exercise price of $43.79 per share. The weighted average remaining contractual life of exercisable options as of December 31, 2015 is approximately one year and their aggregate intrinsic value is approximately $582.

Note 21 -    SHAREHOLDERS’ EQUITY (Cont.)

D.    OUTSTANDING OPTIONS AND COMPENSATION EXPENSES

The options outstanding as of December 31, 2015, have been separated into ranges of exercise prices, as follows:

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
$32.99 - $50.74	36,576	1.15	$43.77	23,700	$46.93

Compensation expenses related to the 2007 Option Plan amounting to $139, $322 and $440 were recognized during the years ended December 31, 2015, 2014 and 2013, respectively. The expenses before tax were recorded as follows:

	Year ended December 31,
	2015	2014	2013
Cost of revenues	$82	$190	$259
R&D and marketing expenses	20	45	62
General and administration expenses	37	87	119
	$139	$322	$440

E.    WEIGHTED AVERAGE EXERCISE PRICE

The weighted average exercise price and fair value of options granted during the years ended December 31, 2015, 2014 and 2013 were:

	Less than market price Year ended December 31,
	2015 (*)	2014 (*)	2013
Weighted average exercise price per share	$—	$—	$39.60
Weighted average fair value per share on grant date	$—	$—	$9.74

(*) During 2015 and 2014 there were no grants.

Note 21 -    SHAREHOLDERS’ EQUITY (Cont.)

F.    COMPUTATION OF EARNINGS PER SHARE

Computation of basic and diluted net earnings per share:

	Year ended December 31, 2015			Year ended December 31, 2014			Year ended December 31, 2013
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$202,509	42,711	$4.74	$170,980	42,654	$4.01	$183,417	42,139	$4.35

Effect of dilutive securities:
Employee stock options	—	22		—	23		—	156
Diluted net earnings	$202,509	42,733	$4.74	$170,980	42,677	$4.01	$183,417	42,295	$4.34

(*) In thousands

G.	2012 PHANTOM BONUS RETENTION PLAN

In August 2012, the Company’s Board of Directors approved a “Phantom Bonus Retention Plan” for Senior Officers (the “Plan”). In August 2013, the Plan was extended to include other officers of the Company.

The Plan provides for phantom bonus units which entitle the recipients to receive payment in cash of an amount reflecting the “benefit factor”, which is linked to the performance of Elbit Systems’ stock price over the applicable periods (tranches) under the Plan. As of December 31, 2015, 2,305,730 phantom bonus units of the Plan were granted with a weighted average basic price per unit, as defined in the Plan, of $55.23.

The benefit earned for each year of a tranche is the difference between the basic price and the closing price of the Company’s share for that year, as defined in the Plan, not to exceed an increase of 100% in the Company's share price from the basic price of the first year of a tranche.

The Company recorded an amount of approximately $25,963, $10,402 and $5,055 in the years ended December 31, 2015, December 31, 2014 and December 31, 2013, respectively, as compensation costs related to the phantom bonus units granted under the Plan.

H.    DIVIDEND POLICY

Dividends declared by Elbit Systems are paid subject to statutory limitations. Elbit Systems’ Board of Directors has determined not to declare dividends out of tax exempt earnings.